Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Activity in Accumulated Other Comprehensive Income (Loss)

The activity in accumulated other comprehensive income (loss) at December 31 is as follows:

	Accumulated Other Comprehensive Income (Loss) (1)
(dollars in thousands)	Unrealized Gains (Losses) on Securities Available for Sale
	Year Ended December 31,
	2013	2012	2011

Beginning Balance	$3,129	$3,232	$1,005

Other comprehensive income (loss) before reclassifications	(5,610)	577	2,683

Amounts reclassified from accumulated other comprehensive income	(237)	(680)	(456)

Period Change	(5,847)	(103)	2,227

Ending Balance	$(2,718)	$3,129	$3,232

(1)	All amounts are net of tax. Related income tax expense or benefit is calculated using a combined Federal and State income tax rate approximating 39.5%.

Accumulated Other Comprehensive Income Components

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)
Details about Accumulated Other Comprehensive Income (Loss) Components	For the Year Ended December 31,			Affected Line Item in the Statement of Income
(dollars in thousands)	2013	2012	2011
Securities available for sale (1):
Net securities gains reclassified into earnings	$(380)	$(1,091)	$(731)	Net securities gains
Related income tax expense	143	411	275	Provision for income taxes

Net effect on accumulated other comprehensive income (loss) for the period	$(237)	$(680)	$(456)	Net of tax

Total reclassifications for the period	$(237)	$(680)	$(456)	Net of tax

(1)	For additional detail related to unrealized gains on securities and related amounts reclassified from accumulated other comprehensive income (loss) see Note 2 “Investment Securities.”